Note 6 - Exploration and Evaluation Assets (Tables)	12 Months Ended
Nov. 30, 2021
Statement Line Items [Line Items]
Disclosure of activities for exploration and evaluation assets [text block]
	For the year
	ended November 30,
	2021	2020
	($)	($)

Balance at the beginning of year	55,885,728	57,650,312
Mineral rights and property acquired	-	2,673,343
Mineral property option payment	48,510	51,927
Write-off of exploration and evaluation assets	-	(10,091)
	55,934,238	60,365,491
Change in reclamation estimate	28,025	(11,579)
Foreign currency translation adjustments	(1,486,978)	(4,468,184)
Balance at the end of year	54,475,285	55,885,728

Disclosure of exploration and evaluation assets on project [text block]
	November 30,	November 30,
	2021	2020
	($)	($)
La Mina	13,650,091	13,887,224
Titiribi	11,459,581	11,658,660
Yellowknife	7,147,358	7,119,333
Crucero	6,723,268	6,840,067
Cachoeira	5,351,475	5,742,394
São Jorge	4,508,819	4,838,183
Surubim	1,748,595	1,826,865
Yarumalito	1,461,825	1,487,220
Almaden	1,102,483	1,121,635
Whistler	937,132	953,412
Batistão	202,560	217,357
Montes Áureos and Trinta	154,420	165,700
Rea	27,678	27,678
Total	54,475,285	55,885,728

Settlement consideration [text block]
Settlement Consideration ($)
324,723 GoldMining Shares	526,051
Cash payment	123,693
Total	649,744

Disclosure information about acquisition of project [text block]
Purchase Price Consideration ($)
1,118,359 GoldMining Shares	1,274,929
Cash payment	200,000
Transaction costs:
Cash payment	88,867
Total	1,563,796
Purchase Price Allocation ($)
Land	42,715
Exploration and evaluation assets	1,521,081
Net assets acquired	1,563,796
Purchase Price Consideration ($)
337,619 GoldMining Shares	486,171
Cash payment	575,000
Transaction costs:
Cash payment	91,091
Total	1,152,262
Purchase Price Allocation ($)
Exploration and evaluation assets	1,152,262
Net assets acquired	1,152,262

Disclosure information about exploration expenditures [text block]
			For the period from
	For the year ended		incorporation,
	November 30,		September 9, 2009, to
	2021	2020	November 30, 2021
	($)	($)	($)
Whistler	704,915	485,573	2,886,041
La Mina	385,593	153,404	1,224,806
Titiribi	336,792	130,287	1,144,741
Yellowknife	279,499	227,127	1,835,808
Crucero	269,574	287,210	6,740,518
São Jorge	150,736	109,162	1,146,158
Almaden	137,200	45,032	312,386
Cachoeira	114,290	145,118	259,408
Yarumalito	31,140	82,989	114,129
Montes Áureos and Trinta	3,258	-	269,188
Rea	-	1,668	1,819,966
Surubim	-	-	209,772
Batistão	-	-	30,902
Other Exploration Expenses	-	1,642	1,566,198
Total	2,412,997	1,669,212	19,560,021